Commitments - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Capital Commitments [line items]
Short term lease commitments	¥ 59	¥ 130
Not later than one year [member]
Disclosure of Capital Commitments [line items]
Future lease payments	283	62
Later than one year and not later than five years [member]
Disclosure of Capital Commitments [line items]
Future lease payments	2,006	123
Later than five years [member]
Disclosure of Capital Commitments [line items]
Future lease payments	¥ 3,730	¥ 0